Cover	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 7, 2024, Vivakor, Inc. (the “Company”), a Nevada corporation, filed a Current Report on Form 8-K (the “Initial Report”) to report that on October 1, 2024, the Company, Jorgan Development, LLC, a Louisiana limited liability company (“Jorgan”) and JBAH Holdings, LLC, a Texas limited liability company (“JBAH” and, together with Jorgan, the “Sellers”), as the equity holders of Endeavor Crude, LLC, a Texas limited liability company, Equipment Transport, LLC, a Pennsylvania limited liability company, Meridian Equipment Leasing, LLC, a Texas limited liability company, and Silver Fuels Processing, LLC, a Texas limited liability company (collectively, the “Endeavor Entities”) closed the transactions that were the subject of the previously-disclosed Membership Interest Purchase Agreement among them dated March 21, 2024, as amended (the “MIPA”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Initial Report to provide financial statements of the Endeavor Entities, and the pro forma financial statements of the Company required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report, which provides a more complete description of the MIPA and transactions contemplated thereby. The financial statements of the Endeavor Entities are presented in two sets of financial statements for each period reported, with one set of financial statements being the combined financial statements of Endeavor Crude, LLC, which includes the combined financial results of Endeavor Crude, LLC, Equipment Transport, LLC and Meridian Equipment Leasing, LLC, and the second set of financial statements being the financial statements of Silver Fuels Processing, LLC.
Document Period End Date	Oct. 01, 2024
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false